Warrant - Additional Information (Details) - USD ($)			12 Months Ended
	Dec. 21, 2023	Aug. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 17, 2022	Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Number of Share Purchase Warrants, Issued	142,874	10,000,000	10,142,874	4,838,707
Warrant exercise price	$ 1	$ 1	$ 1.35	$ 1.18	$ 1.24	$ 1.05
Fair value		$ 4,300,000
Estimated fair value additional warrants issued			$ 8,047